Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2014
Registrant Name	dei_EntityRegistrantName	GOLDMAN SACHS VARIABLE INSURANCE TRUST
Central Index Key	dei_EntityCentralIndexKey	0001046292
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 21, 2015
Document Effective Date	dei_DocumentEffectiveDate	May 21, 2015
Prospectus Date	rr_ProspectusDate	Apr. 30, 2015